UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21309

AdventClaymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018

(Address of principal executive offices)(Zip code)

Robert White, Treasurer

AdventClaymore Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVENTCLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

July 31, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments — 139.8%
	Convertible Preferred Stocks — 59.9%
	Aerospace and Defense — 1.1%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,549,375

	Aluminum, Steel and Other Metals — 1.2%
8,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	7,709,000

	Banking and Finance — 8.2%
557,500	Marshall & Ilsley Corp., 6.50%, 2007	15,504,075
250,000	National Australia Bank, Equity Security Unit, 7.875% (Australia)	9,837,500
100,000	New York Community Capital Trust V, 6.00%, 2051	5,150,000
250,000	Sovereign Capital Trust IV, 4.375%, 2034	11,656,250
170,000	Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	9,146,000

		51,293,825

	Chemicals — 2.4%
240,000	Celanese Corp., Ser. A, 4.25%	6,810,000
160,000	Huntsman Corp., 5.00%, 2008	8,081,600

		14,891,600

	Communications Equipment — 2.2%
13,900	Lucent Technologies Capital Trust I, 7.75%, 2017	13,853,088

	Communications, Media and Entertainment — 0.5%
65,247	Emmis Communications Corp., Ser. A, 6.25%	2,895,336

	Financial Services — 8.3%
49	Fannie Mae, 5.375%	4,671,862
100,000	Goldman Sachs Group, Inc., 6.75%, 2006	11,732,500
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007	13,419,252
180,355	Lehman Brothers Holdings, Inc., Ser. MWD, 6.00%, 2007	9,751,795
326,679	Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007	12,059,029

		51,634,438

	Health Care Products and Services — 2.0%
220,400	Baxter International, Inc., 7.00%, 2006	12,412,928

	Insurance — 17.3%
300,000	Chubb Corp., Ser. B, 7.00%, 2006	9,711,000
18,001	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (a)	20,048,614
453,922	Genworth Financial, Inc., 6.00%, 2007	15,914,505
337,003	MetLife, Inc., Ser. B, 6.375%, 2008	9,324,873
70,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	3,969,000
141,300	The Hartford Financial Services Group, Inc., 6.00%, 2006	10,167,948
49,000	The Hartford Financial Services Group, Inc., 7.00%, 2006	3,586,310
367,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	9,163,990
265,000	Travelers Property Casualty Corp., Ser. A, 4.50%, 2032	6,362,650
127,497	UnumProvident Corp., 8.25%, 2006	4,787,512
625,000	XL Capital Ltd., Ser. A, 6.50%, 2007 (Cayman Islands)	14,625,000

		107,661,402

	Office Equipment — 1.8%
99,600	Xerox Corp., 6.25%, 2006	11,493,840

	Oil and Gas — 1.0%
61,507	Amerada Hess Corp., 7.00%, 2006	6,258,952

	Real Estate Investment Trusts — 3.0%
4,250	The Mills Corp., 6.750% (a)	5,066,531
205,000	Simon Property Group, LP, 6.00%	13,638,650

		18,705,181

	Retail-Specialty Stores — 2.3%
637,187	Albertson’s, Inc., 7.25%, 2007	14,496,004

	Telecommunications — 0.8%
100,000	Crown Castle International Corp., 6.25%, 2012	4,975,000

	Utilities — Gas and Electric — 6.7%
155,314	AES Trust VII, 6.00%, 2008	7,590,972
52,900	FPL Group, Inc., Ser. B, 8.00%, 2006	3,455,957
320,800	ONEOK, Inc., 8.50%, 2006	13,611,544
90,000	PNM Resources, Inc., 6.75%, 2008	4,764,600
150,000	Public Service Enterprise Group, Inc., 10.25%, 2005	12,160,500

		41,583,573

	Waste Management — 1.1%
25,000	Allied Waste Industries, Inc., Ser. D, 6.250%, 2008	6,632,000

	Total Convertible Preferred Stocks — 59.9%
	(Cost $336,773,278)	373,045,542

Principal Amount
	Corporate Bonds — 40.5%
	Aluminum, Steel and Other Metals — 0.9%
$2,500,000	Freeport-McMoRan Copper & Gold, Inc., B+
	10.125%, 2/01/10, Senior Notes	2,787,500
2,615,000	United States Steel LLC, BB
	10.75%, 8/01/08, Senior Notes	2,951,681

		5,739,181

	Automotive — 1.2%
3,000,000	Dura Operating Corp., Ser. B, B-
	8.625%, 4/15/12, Company Guarantee Notes (c)	2,865,000
5,000,000	Dura Operating Corp., Ser. D, CCC+
	9.00%, 5/01/09, Company Guarantee Notes (c)	4,275,000

		7,140,000

	Building Products — 0.2%
1,465,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	1,413,725

	Chemicals — 3.6%
2,000,000	BCP Crystal Holdings Corp., B-
	9.625%, 6/15/14, Senior Subordinated Notes	2,270,000
10,000,000	Equistar Chemical/Funding, BB-
	10.125%, 9/01/08, Senior Notes	11,050,000
2,763,000	Huntsman LLC, NR
	10.849%, 7/15/11, Company Guarantee Notes (b)	2,990,947
5,600,000	Lyondell Chemical Co., B
	10.875%, 5/01/09, Senior Subordinated Notes (c)	5,845,000

		22,155,947

	Commercial Services — 1.2%
7,809,000	Language Line, Inc., CCC+
	11.125%, 6/15/12, Senior Subordinated Notes	7,457,595

	Communications Equipment — 0.9%
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B
	9.00%, 4/15/12, Senior Notes	5,282,235

	Communications, Media and Entertainment — 5.7%
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes (c)	7,070,000
1,500,000	Charter Communications, Inc., CCC-
	10.25%, 9/15/10, Senior Notes	1,556,250
10,675,000	Mediacom LLC, B
	9.50%, 1/15/13, Senior Notes (c)	10,968,562
3,000,000	Rainbow National Services LLC, B+
	8.75%, 9/01/12, Senior Notes (a)	3,307,500
4,250,000 euros	Telenet Communications NV, B-
	9.00%, 12/15/13, Senior Notes (Belgium) (a)	5,781,737
3,000,000	Vertis, Inc., Ser. B, CCC
	10.875%, 6/15/09, Senior Notes (c)	2,925,000
3,522,000	XM Satellite Radio, Inc., CCC+
	12.00%, 6/15/10, Senior Secured Notes	4,028,288

		35,637,337

	Computers — Software and Peripherals — 0.1%
762,000	Sungard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes (a)	793,433

	Containers & Packaging — 0.8%
5,287,000	Solo Cup Co., B-
	8.50%, 2/15/14, Senior Subordinated Notes	5,088,738

	Electronic Equipment and Components — 1.6%
10,000,000	Advanced Micro Devices, Inc., B-
	7.75%, 11/01/12, Senior Notes (c)	10,175,000

	Financial Services — 3.1%
7,727,000	E*Trade Financial Corp., B+ 8.00%, 6/15/11, Senior Notes	8,248,573
7,200,000	Leucadia National Corp., BB 7.00%, 8/15/13, Senior Notes	7,326,000
3,470,000	REFCO Finance Holdings LLC, B 9.00%, 8/01/12, Senior Subordinated Notes	3,764,950

		19,339,523

	Health Care Products and Services — 3.4%
4,500,000	DaVita, Inc., B 7.25%, 3/15/15, Senior Subordinated Notes (a)(c)	4,680,000
10,000,000	Encore Medical IHC, Inc., CCC+ 9.75%, 10/01/12, Senior Subordinated Notes	9,950,000
6,000,000	NDCHealth Corp., CCC+ 10.50%, 12/01/12, Company Guarantee Notes	6,525,000

		21,155,000

	Leisure and Entertainment — 0.7%
4,000,000	AMC Entertainment, Inc., CCC+ 9.875%, 2/01/12, Senior Subordinated Notes (c)	4,060,000

	Office Equipment — 0.6%
3,500,000	Xerox Capital Trust I, B- 8.00%, 2/01/27, Company Guarantee Notes (c)	3,666,250

	Oil and Gas — 3.5%
9,000,000	Petrobras International Finance Co., NR 9.125%, 7/02/13, Senior Notes (Cayman Islands)	10,260,000
7,000,000	Seitel, Inc., NR 11.75%, 7/15/11, Senior Notes	7,840,000
3,000,000	Williams Cos., Inc., B+ 8.125%, 3/15/12, Senior Notes (c)	3,465,000

		21,565,000

	Pharmaceuticals — 1.5%
10,000,000	Athena Neurosciences Finance LLC, B 7.25%, 2/21/08, Senior Notes	9,625,000

	Publishing — 2.7%
2,000,000	American Media Operations, Inc., Ser. B, CCC+ 10.25%, 5/01/09, Company Guarantee Notes	2,035,000
2,940,000	Dex Media West, B 9.875%, 8/15/13, Senior Subordinated Notes	3,366,300
11,000,000	PRIMEDIA, Inc., B 8.00%, 5/15/13, Senior Notes	11,247,500

		16,648,800

	Real Estate Investment Trusts — 0.9%
	American Real Estate Partners LP/American Real Estate Finance Corp., BB
2,566,000	8.125%, 6/01/12, Senior Notes	2,719,960
3,000,000	7.125%, 2/15/13, Senior Notes (a)	3,060,000

		5,779,960

	Retail — Apparel & Shoes — 0.9%
5,000,000	Levi Strauss & Co., B- 12.25%, 12/15/12, Senior Notes	5,637,500

	Retail — Specialty Stores — 3.2%
6,000,000	Movie Gallery, Inc., B- 11.00%, 5/01/12, Senior Unsecured Notes (a)	6,240,000
	Rite Aid Corp.
3,500,000	9.50%, 2/15/11, Senior Secured Notes, B+	3,766,875
4,000,000	9.25%, 6/01/13, Senior Notes, B-(c)	3,990,000
1,200,000	7.50%, 1/15/15, Company Guarantee Notes, B+	1,173,000
5,000,000	Simmons Bedding Co., B- 7.875%, 1/15/14, Senior Subordinated Notes (c)	4,712,500

		19,882,375

	Telecommunications — 3.8%
	Alamosa Delaware, Inc., CCC+
3,298,000	11.00%, 7/31/10, Senior Notes	3,776,210
2,000,000	8.50%, 1/31/12, Senior Notes	2,175,000
7,673,000	Centennial Cellular Co., CCC 10.125%, 6/15/13, Company Guarantee Notes	8,680,081
6,258,000	Madison River Capital, B- 13.25%, 3/01/10, Senior Notes	6,696,060
2,240,000	PanAmSat Corp., B+ 9.00%, 8/15/14, Company Guarantee Notes (c)	2,486,400

		23,813,751

	Total Corporate Bonds — 40.5%
	(Cost $240,155,166)	252,056,350

	Convertible Bonds — 39.4%
	Airlines — 0.9%
6,000,000	Continental Airlines, Inc., CCC+
	4.50%, 2/01/07, Convertible Notes (c)	5,317,500

	Aluminum, Steel and Other Metals — 1.2%
	Freeport-McMoRan Copper & Gold, Inc., B+
3,112,000	7.00%, 2/11/11 Senior Convertible Notes	4,465,720
2,000,000	7.00%, 2/11/11 Senior Convertible Notes (a)	2,870,000

		7,335,720

	Automotive — 3.0%
300,700	General Motors Corp., Ser. A, BB
	4.50%, 3/06/32, Senior Convertible Notes	7,415,262
567,700	General Motors Corp., Ser. B, BB
	5.25%, 3/06/32, Senior Convertible Notes	11,302,907

		18,718,169

	Commercial Services — 1.7%
5,000,000	The BISYS Group, Inc., NR
	4.00%, 3/15/06, Convertible Notes	4,962,500
5,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Convertible Debentures	5,637,500

		10,600,000

	Communications Equipment — 1.7%
10,175,000	Lucent Technologies, Inc., CCC+
	8.00%, 8/01/31, Convertible Notes	10,569,281

	Communications, Media and Entertainment — 4.9%
4,624,000	Citadel Broadcasting Co., NR
	1.875%, 2/15/11, Subordinated Convertible Notes	3,595,160
17,636,000	EchoStar Communications Corp., B
	5.75%, 5/15/08, Subordinated Convertible Notes	17,547,820
10,000,000	Liberty Media Corp., BB+
	3.50%, 1/15/31, Convertible Notes	9,687,500

		30,830,480

	Computer Services — 0.6%
4,000,000	CIBER, Inc., NR
	2.875%, 12/15/23, Senior Subordinated Convertible Notes	3,555,000

	Computers — Software and Peripherals — 3.7%
8,166,000	Mercury Interactive Corp., NR
	4.75%, 7/01/07, Convertible Notes	8,023,095
6,600,000	Quantum Corp., B
	4.375%, 8/01/10, Subordinated Convertible Notes	6,162,750
10,000,000	Red Hat, Inc., B
	0.50%, 1/15/24, Senior Subordinated Convertible Notes	8,937,500

		23,123,345

	E-Commerce — 3.5%
22,433,000	Amazon.com, Inc., B-
	4.75%, 2/01/09, Senior Subordinated Convertible Debentures	21,760,010

	Electronic Equipment and Components — 9.4%
7,338,000	Advanced Micro Devices, Inc., B-
	4.75%, 2/01/22, Convertible Notes (b)	7,759,935
12,589,000	Agere Systems, Inc., B
	6.50%, 12/15/09, Subordinated Convertible Notes	12,683,418
8,000,000	Amkor Technology, Inc., CCC
	5.75%, 6/01/06, Convertible Notes (c)	7,680,000
7,800,000	ASM Lithography, NR
	5.75%, 10/15/06, Subordinated Convertible Notes	8,586,240
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	7,890,000
6,000,000	LSI Logic Corp., B
	4.00%, 5/15/10, Convertible Notes	6,345,000
7,352,000	Skyworks Solutions, Inc., NR
	4.75%, 11/15/07, Subordinated Convertible Notes	7,526,610

		58,471,203

	Financial Services — 3.9%
4,847,000	E*TRADE Group, B-
	6.00%, 2/01/07, Subordinated Convertible Notes	4,889,411
	Merrill Lynch & Co., Inc., A+
10,000,000	8.00%, 3/09/06, Convertible Notes (a)	10,237,500
10,000,000	6.50%, 8/31/06, Convertible Notes (a)	9,413,000

		24,539,911

	IT Services — 1.2%
7,710,000	IOS Capital LLC, B+
	5.00%, 5/01/07, Subordinated Convertible Notes (a)	7,623,262

	Shipping — 1.1%
	CP Ships Ltd., BB+
4,500,000	4.00%, 6/30/24, Senior Subordinated Convertible Notes (Canada) (a)	4,393,125
2,500,000	4.00%, 6/30/24, Senior Subordinated Convertible Notes (Canada)	2,440,625

		6,833,750

	Telecommunications — 1.4%
8,700,000	Nextel Communications, Inc., BB
	5.25%, 1/15/10, Senior Convertible Notes	8,743,500

	Waste Management — 1.2%
8,400,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes	7,350,000

	Total Convertible Bonds — 39.4% (Cost $236,655,490)	245,371,131

	Total Long-Term Investments — 139.8% (Cost $813,583,934)	870,473,023

Number of Shares
	Short-Term Investments — 2.7%
	Money Market Fund — 2.7%
16,731,788	Goldman Sachs Financial Prime Obligations
	(Cost $16,731,788)	16,731,788
	Total Investments — 142.5% (Cost $830,315,722)	887,204,811
	Other assets in excess of liabilities — 1.7%	10,479,318
	Preferred Stock, at redemption value — (-44.2% of Net Assets Applicable to Common Shareholders or -31.0% of Total Investments)	(275,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%	$622,684,129

LLC	— Limited Liability Corp.
LP	— Limited Partnership

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005 these securities amounted to 13.4% of net assets.
(b)	Floating rate security.
(c)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $70.7 million and received as collateral readily marketable securities with an aggregate fair value of approximately $71.9 million.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s. All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unre alized Appreciation
JP Morgan Chase & Co.	1/9/2006	30,000	2.16%	3 Month LIBOR	254,922
JP Morgan Chase & Co.	1/10/2006	50,000	3.18%	3 Month LIBOR	176,986
JP Morgan Chase & Co.	4/19/2006	30,000	2.42%	3 Month LIBOR	182,458
JP Morgan Chase & Co.	5/3/2006	30,000	3.21%	3 Month LIBOR	55,340
JP Morgan Chase & Co.	7/10/2006	30,000	2.96%	3 Month LIBOR	342,530
JP Morgan Chase & Co.	1/25/2007	50,000	3.54%	3 Month LIBOR	557,518

					$1,569,754

For each Swap noted, the Fund pays the fixed rate and receives the floating rate.

Country Allocation*
United States	92.4%
Cayman Islands	2.8%
Netherlands	2.3%
Australia	1.1%
Canada	0.8%
Belgium	0.6%

*	Subject to change daily.

Item 2. Controls and Procedures.

(a)	The registrant’ principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVENTCLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Date:	September 27, 2005	By:	/s/ Tracy V. Maitland
Tracy V. Maitland President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	September 27, 2005	By:	/s/ Tracy V. Maitland
Tracy V. Maitland President and Chief Executive Officer

Date:	September 27, 2005	By:	/s/ Robert White
Robert White Treasurer and Chief Financial Officer